Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases
Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases

2015	42	1
2016	27	2
2017	14	1
2018	12	—
2019	13	—
Thereafter	22	—

Total future minimum leases payments	130	4
Less: amount representing interest		—

Present value of future minimum lease payments		4